Subsequent Events (Details) ¥ in Millions		4 Months Ended
	Jan. 25, 2024 $ / shares shares	Apr. 30, 2024 CNY (¥)	Feb. 05, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Jan. 08, 2021 $ / shares
Subsequent Events [Line Items]
Ordinary shares par value						$ 0.0002
Subsequent Event [Member]
Subsequent Events [Line Items]
Divided share | shares	250,000,000
Ordinary shares par value	$ 0.0002
Ordinary shares authorized | shares	99,999,999
Ordinary shares par value	$ 0.0002
Exercise price per share			$ 0.0002
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares				121,410,923	121,410,923
Ordinary shares par value				$ 0.0002	$ 0.0002
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares	121,410,923
Ordinary shares par value	$ 0.0002
Exercise vested options to purchase | shares			36,067
Common Class B [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares				28,589,078	28,589,078
Ordinary shares par value				$ 0.0002	$ 0.0002
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares authorized | shares	28,589,078
Ordinary shares par value	$ 0.0002
Forecast [Member]
Subsequent Events [Line Items]
Credit line borrowed | ¥		¥ 20.2
Annual interest rate percentage		5.40%